Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment	Dec. 31, 2023
Office Furniture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Transportation Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	4 years
Minimum [Member] | Computers and Electronic Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	2 years
Maximum [Member] | Computers and Electronic Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	3 years